Summary of Significant Accounting Policies - (Summary of reconciliation of lease commitments to lease liabilities recognized) (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure Detail Of Lease Commitments Reconciliation With Lease Liabilities [Line Items]
Lease liability recognised under AASB 16 as at July 1, 2019	$ 262,383	$ 336,090
Current lease liabilities	129,412	0
Non-current lease liabilities	132,971	0
Lease liabilities	$ 262,383	336,090
Lease liabilities [member]
Disclosure Detail Of Lease Commitments Reconciliation With Lease Liabilities [Line Items]
Operating lease commitments disclosed as at June 30, 2019		263,565
Less: Effect of discounting using the lessee's incremental borrowing rate at the date of initial application		(10,359)
Less: Short-term leases recognised on a straight-line basis as expense		(43,698)
Add: New lease agreements agreed with third parties as at July 1, 2019 and discounted under AASB 16 (IFRS 16)		126,582
Lease liability recognised under AASB 16 as at July 1, 2019		336,090
Current lease liabilities		125,408
Non-current lease liabilities		210,682
Lease liabilities		$ 336,090